Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 495,082,444	$ 26,271	$ 542,691,819
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	63,552,328
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	98,645,036
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	22,193,586
2024 and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 310,691,494